Acquisitions and Divestitures - Additional investment in Singapore Reinsurance Corporation Limited (Details) - Singapore Re $ in Millions, $ in Millions	Aug. 03, 2021	Jun. 17, 2021 USD ($)	Jun. 16, 2021	Jun. 17, 2021 SGD ($)
Acquisitions and Divestitures
Equity ownership percentage	100.00%	94.00%	28.20%
Purchase consideration		$ 102.9		$ 138.0